As filed with the Securities and Exchange Commission on July 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 85.3%
	Internet - Commerce - 13.1%
18,000	Ctrip.com International Ltd. - ADR ^(a)	$737,100
20,221	Digital River, Inc. *	771,027
34,000	eBay Inc. *	599,080
60,000	Expedia, Inc. *	1,038,600
26,000	Monster Worldwide Inc. *	303,680
10,000	Netflix Inc. *	394,200
31,107	Shutterfly, Inc. *	444,208
		4,287,895
	Internet - Communications - 11.4%
244,900	Earthlink, Inc. *	1,920,016
1,017,458	Openwave Systems Inc. *	1,790,726
		3,710,742
	Internet - Infrastructure - 22.9%
12,000	Adobe Systems Incorporated *	338,160
15,000	Apple Computer, Inc. *	2,037,150
20,000	Broadcom Corporation - Class A *(a)	509,600
12,000	Citrix Systems, Inc. *	376,920
234,400	Novell, Inc. *	975,104
44,000	Red Hat, Inc. *(a)	877,800
20,000	Salesforce.com, Inc. *	759,000
102,000	SanDisk Corporation *	1,597,320
		7,471,054
	Internet - Media Content - 37.9%
2,500	Baidu.com, Inc. - ADR *^	659,875
25,000	Electronic Arts Inc. *	574,750
4,500	Google Inc. *(a)	1,877,535
736,632	Hollywood Media Corp. *	1,038,651
70,000	IAC/InterActiveCorp. *	1,131,200
436,242	Move, Inc. *	916,108
105,231	Rediff.com India Limited - ADR *^	370,413
1,179,172	SourceForge, Inc. *	1,167,380
155,654	Take-Two Interactive Software, Inc. *	1,347,964
60,000	Tencent Holdings Limited (HK)^	673,865
31,988	The Knot, Inc. *	261,662
377,531	TheStreet.com	736,186
103,874	Yahoo! Inc. *	1,645,364
		12,400,953
	TOTAL COMMON STOCKS (Cost $32,221,799)	27,870,644
Principal
Amount
	SHORT TERM INVESTMENTS - 4.9%
	U.S. Treasury Bills - 4.9%
$400,000	0.05%, 06/04/2009	399,998
400,000	0.17%, 06/11/2009	399,979
400,000	0.04%, 06/18/2009	399,992
400,000	0.10%, 06/25/2009	399,972
	TOTAL SHORT TERM INVESTMENTS (Cost $1,599,941)	1,599,941

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited), Continued

Shares/Principal
Amount		Value
	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 2.2%
	Commercial Paper - 2.2%
$961,066	Atlantic East Funding LLC, 0.67%, Due 03/25/10(b)	$508,130
830,627	Ottimo Funding LLC, 0.51%, Due 10/30/09(b)	213,572
		721,702
	Money Market Mutual Fund - 0.0%
7,173	Reserve Primary Fund(b)	4,463
	Total Money Market Mutual Fund	4,463
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $1,798,866)	726,165
	TOTAL INVESTMENTS (Cost $35,620,606) - 92.4%	30,196,750
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%	2,490,080
	TOTAL NET ASSETS - 100.0%	$32,686,830

*	Non Income Producing.
^	Foreign Security.
(a)	All or portion of shares are on loan.
(b)	Fair valued by Valuation Committee as delegated by the Jacob Internet Fund's Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments	$35,620,606
Gross unrealized appreciation	5,047,341
Gross unrealized depreciation	(10,471,197)
Net unrealized depreciation	$(5,423,856)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited), Continued
FAS 157 - Summary of Fair Value Exposure at May 31, 2009

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157).
SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs when market prices are not readily available or reliable (level 3 measurements).

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$ 27,870,644	$ —
Level 2 - Other significant observable inputs	2,321,643	—
Level 3 - Significant unobservable inputs	4,463	—
Total	$ 30,196,750	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 8/31/08	$ 1,808,922	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	(41,587)	—
Transfers in and / or out of Level 3 *	(1,762,872)	—
Balance as of 5/31/09	$ 4,463	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Jacob Internet Fund Inc.

By (Signature and Title)    /s/ Ryan Jacob
Ryan Jacob, President

Date    July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Ryan Jacob
Ryan Jacob, President

Date    July 30, 2009

By (Signature and Title)    /s/ Francis Alexander
Francis Alexander, Treasurer

Date    July 30, 2009